Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Transactions And Balances With Related Parties
Schedule of balances with related parties
	December 31,
	2016	2017
	Thousands NIS	Thousands NIS
Other payables	369	400

Shareholder and other related parties benefits
	Year ended on December 31,
	2015	2016	2017
	Thousand NIS	Thousand NIS	Thousand NIS
Salaries and related expenses- related parties employed by the Group	4,192	5,764	3,944
Number of related parties	5	5	5
Compensation for directors not employed by the Group	2,643	2,838	1,778
Number of directors	8	8	9